Income Taxes - Reconciliation of total tax expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of total tax expense:
Income tax	$ 106,315	$ 94,331	$ 70,441
Taxes on litigation matters subject to statutory rates, including interest and penalties	0	5,485	7,382
Total	$ 106,315	$ 99,816	$ 77,823